Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
2021 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the activity in the plan
The following table summarizes the activity related to awards issued by the Company in the 2021 Successor Period under the 2021 Omnibus Plan.

Successor	Shares	Weighted Average Grant Date Fair Value
Non-vested at December 23, 2021	—	—
Granted	6,472,617	$8.21
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2021	6,472,617	$9.53

Twenty Twenty Activity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the activity in the plan
A summary of the activity in the plan for the 2020 Predecessor Period is as follows:

	Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2020	4,000	$515.09
Granted	5,356	358.15
Vested	(313)	570.20
Forfeited	—	—

Non-vested at December 31, 2020	9,043	$420.02

Twenty Twenty One Activity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the activity in the plan
A summary of the activity in the plans for the 2021 Predecessor Period is as follows:

	Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2021	$9,043	$420.02
Granted	14,346	1,529.06
Vested	(1,115)	1,930.42
Forfeited	(10,706)	888.81

Non-vested at December 22, 2021	11,568	$1,217.42